Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 17, 2024
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Acorn International®	May 1, 2024
Effective on or about September 3, 2024 (the Effective Date), the Fund's principal investment strategies, the Fund's primary and secondary benchmarks, and the advisory fee schedule will change. Accordingly, on the Effective Date, the Fund's Prospectus and Summary Prospectus will be revised as described below.
The first two paragraphs under the heading "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus will be superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, France and the United Kingdom). The Fund also may invest up to 20% of its net assets in companies in emerging markets (for example, China, India and Brazil).
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations generally in the range of market capitalizations in the MSCI EAFE SMID Cap Growth Index (Net), the Fund's primary benchmark (the Index), at the time of purchase (between $1.8 million and $29.9 billion as of April 30, 2024). The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund determines a company’s market capitalization at the time of investment. As long as a majority of its net assets are invested in companies within the market capitalization range of the Index, the Fund may continue to hold and make new investments in a security even if the company’s market capitalization grows beyond the market capitalization of the largest company within the range of the Index or falls below the market capitalization of the smallest company within the Index. The Investment Manager from time to time emphasizes one or more sectors in selecting the Fund’s investments, including the industrials and information technology sectors.
The rest of each section will remain unchanged.
The first paragraph under the heading "Performance Information" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus will be superseded and replaced with the following:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class S shares of the Fund had not commenced operations as of the date of this prospectus and have no performance information to report. The bar chart shows how the Fund’s Class Inst share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of the MSCI EAFE SMID Cap Growth Index (Net), the Fund's primary benchmark, and those of the MSCI EAFE Index (Net), the Fund's secondary benchmark. The MSCI EAFE SMID Cap Growth Index (Net) captures mid- and small-cap securities exhibiting overall growth style characteristics across 21 developed market countries around the world, excluding the U.S. and Canada. The MSCI EAFE Index (Net) is an equity index that captures large- and mid-cap representation across 21 developed market countries around the world, excluding the U.S. and Canada. As of April 30, 2024, the MSCI EAFE Index (Net) had 766 constituents and covered approximately 85% of the free float-adjusted market capitalization in each country.
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund's relative performance. Information on the Former Indices will be shown for a one-year transition period.
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown would have been different.
The "Average Annual Total Returns After Applicable Sales Charges" table under the heading "Performance Information" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus will be superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2023)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class Inst	09/23/1992
returns before taxes		19.57%	6.00%	3.22%
returns after taxes on distributions		19.72%	3.96%	1.19%
returns after taxes on distributions and sale of Fund shares		11.73%	4.81%	2.45%
Class A returns before taxes	10/16/2000	12.46%	4.49%	2.35%
Class Adv returns before taxes	11/08/2012	19.57%	5.99%	3.20%
Class Inst2 returns before taxes	08/02/2011	19.63%	6.06%	3.27%
Class Inst3 returns before taxes	11/08/2012	19.73%	6.11%	3.32%
MSCI EAFE SMID Cap Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		14.26%	6.26%	4.42%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		18.24%	8.16%	4.28%
MSCI ACWI ex USA SMID Cap Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		14.88%	6.80%	4.42%
MSCI ACWI ex USA SMID Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		15.79%	7.07%	4.38%
The rest of the section will remain unchanged.

Columbia Acorn International
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 17, 2024
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Acorn International®	May 1, 2024
Effective on or about September 3, 2024 (the Effective Date), the Fund's principal investment strategies, the Fund's primary and secondary benchmarks, and the advisory fee schedule will change. Accordingly, on the Effective Date, the Fund's Prospectus and Summary Prospectus will be revised as described below.
The first two paragraphs under the heading "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus will be superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, France and the United Kingdom). The Fund also may invest up to 20% of its net assets in companies in emerging markets (for example, China, India and Brazil).
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations generally in the range of market capitalizations in the MSCI EAFE SMID Cap Growth Index (Net), the Fund's primary benchmark (the Index), at the time of purchase (between $1.8 million and $29.9 billion as of April 30, 2024). The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund determines a company’s market capitalization at the time of investment. As long as a majority of its net assets are invested in companies within the market capitalization range of the Index, the Fund may continue to hold and make new investments in a security even if the company’s market capitalization grows beyond the market capitalization of the largest company within the range of the Index or falls below the market capitalization of the smallest company within the Index. The Investment Manager from time to time emphasizes one or more sectors in selecting the Fund’s investments, including the industrials and information technology sectors.
The rest of each section will remain unchanged.
The first paragraph under the heading "Performance Information" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus will be superseded and replaced with the following:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class S shares of the Fund had not commenced operations as of the date of this prospectus and have no performance information to report. The bar chart shows how the Fund’s Class Inst share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of the MSCI EAFE SMID Cap Growth Index (Net), the Fund's primary benchmark, and those of the MSCI EAFE Index (Net), the Fund's secondary benchmark. The MSCI EAFE SMID Cap Growth Index (Net) captures mid- and small-cap securities exhibiting overall growth style characteristics across 21 developed market countries around the world, excluding the U.S. and Canada. The MSCI EAFE Index (Net) is an equity index that captures large- and mid-cap representation across 21 developed market countries around the world, excluding the U.S. and Canada. As of April 30, 2024, the MSCI EAFE Index (Net) had 766 constituents and covered approximately 85% of the free float-adjusted market capitalization in each country.
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund's relative performance. Information on the Former Indices will be shown for a one-year transition period.
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown would have been different.
The "Average Annual Total Returns After Applicable Sales Charges" table under the heading "Performance Information" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus will be superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2023)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class Inst	09/23/1992
returns before taxes		19.57%	6.00%	3.22%
returns after taxes on distributions		19.72%	3.96%	1.19%
returns after taxes on distributions and sale of Fund shares		11.73%	4.81%	2.45%
Class A returns before taxes	10/16/2000	12.46%	4.49%	2.35%
Class Adv returns before taxes	11/08/2012	19.57%	5.99%	3.20%
Class Inst2 returns before taxes	08/02/2011	19.63%	6.06%	3.27%
Class Inst3 returns before taxes	11/08/2012	19.73%	6.11%	3.32%
MSCI EAFE SMID Cap Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		14.26%	6.26%	4.42%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		18.24%	8.16%	4.28%
MSCI ACWI ex USA SMID Cap Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		14.88%	6.80%	4.42%
MSCI ACWI ex USA SMID Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		15.79%	7.07%	4.38%
The rest of the section will remain unchanged.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices).
Columbia Acorn International | Class Inst
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.57%
5 Years	rr_AverageAnnualReturnYear05	6.00%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 1992
Columbia Acorn International | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05	4.49%
10 Years	rr_AverageAnnualReturnYear10	2.35%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2000
Columbia Acorn International | Class Adv
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.57%
5 Years	rr_AverageAnnualReturnYear05	5.99%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Acorn International | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.63%
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2011
Columbia Acorn International | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Acorn International | returns after taxes on distributions | Class Inst
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.72%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	1.19%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 1992
Columbia Acorn International | returns after taxes on distributions and sale of Fund shares | Class Inst
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.73%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 1992
Columbia Acorn International | MSCI EAFE SMID Cap Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.26%
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Columbia Acorn International | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Columbia Acorn International | MSCI ACWI ex USA SMID Cap Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Years	rr_AverageAnnualReturnYear05	6.80%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Columbia Acorn International | MSCI ACWI ex USA SMID Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.79%
5 Years	rr_AverageAnnualReturnYear05	7.07%
10 Years	rr_AverageAnnualReturnYear10	4.38%